Debt (Tables)	12 Months Ended
Mar. 31, 2023
Short-term borrowings and current portion of long-term debt [Member]
Statement [line items]
Summary of Debt
Short-term borrowings and current portion of long-term debt consist of the following:

	As at March 31,
	2023		2023		2022
			(In millions)
Commercial paper	US$	589.8	Rs.	48,466.2	Rs.	58,571.8
Loans from banks/financial institutions		1,116.1		91,722.1		112,802.0
Inter-corporate deposits		5.8		480.0		2,410.0
Current portion of long-term debt (refer note 22)		2,786.6		228,978.3		245,394.9

Total	US$	4,498.3	Rs.	369,646.6	Rs.	419,178.7

Long-term debt [Member]
Statement [line items]
Summary of Debt
Long-term debt consists of the following:

	As at March 31,
	2023		2023		2022

	(In millions)
Non-convertible debentures	US$	1,377.3	Rs.	113,174.3	Rs.	131,126.3
Perpetual debentures		212.3		17,440.9		17,182.0
Collateralized debt obligations		9.1		748.7		11,825.4
Buyers credit from banks at floating interest rate		310.3		25,500.0		40,583.7
Loan from banks/financial institutions		5,149.4		423,126.5		439,985.5
Senior notes		6,443.6		529,471.2		576,219.0
Others		77.5		6,366.7		5,956.5

Total		13,579.5		1,115,828.3		1,222,878.4
Less: current portion (refer note 21)		2,786.6		228,978.3		245,394.9

Long-term debt	US$	10,792.9	Rs.	886,850.0	Rs.	977,483.5

Summary of assets are pledged as collateral against the borrowings
Following assets are pledged as collateral/security against the borrowings:

	As at March 31,
	2023		2023		2022

	(In millions)
Other current assets (i.e. Inventory and Trade receivables)	US$	23.0	Rs.	1,892.2	Rs.	8,078.8
Finance receivables		2,770.7		227,666.9		254,877.3
Property, plant and equipment		276.4		22,712.9		58,287.8

Total	US$	3,070.1	Rs.	252,272.0	Rs.	321,243.9

Summary of the reconciliation of movements of liabilities to cash flows arising from financing activities
Reconciliation of movements of liabilities to cash flows arising from financing activities:

	Short-term borrowings		Long-term borrowings		Total
Balance at April 1, 2021	Rs.	427,917.4	Rs.	931,019.7	Rs.	1,358,937.1
Proceeds from issuance of debt		168,967.8		315,212.0		484,179.8
Repayment of debt		(214,360.4)		(233,558.0)		(447,918.4)
Reclassification of debt		34,104.4		(34,104.4)		—
Foreign exchange		(822.4)		(5,077.1)		(5,899.5)
Amortisation / EIR adjustment of prepaid borrowing costs (net)		3,371.9		3,991.3		7,363.2

Balance at March 31, 2022	Rs.	419,178.7	Rs.	977,483.5	Rs.	1,396,662.2

Proceeds from issuance of debt		281,254.5		165,619.3		446,873.8
Repayment of debt		(317,515.5)		(315,594.6)		(633,110.1)
Reclassification of debt		(16,416.9)		16,416.9		—
Foreign exchange		1,613.6		41,052.3		42,665.9
Amortisation / EIR adjustment of prepaid borrowing costs (net)		1,532.2		1,872.6		3,404.8

Balance at March 31, 2023	Rs.	369,646.6	Rs.	886,850.0	Rs.	1,256,496.6

	US$	4,498.6	US$	10,792.9	US$	15,291.4

Long-term debt [Member] | Luxembourg Stock Exchange [Member]
Statement [line items]
Summary of Debt	Details of the tranches of the senior notes outstanding at March 31, 2023 are as follows:

Issued on	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions) As at March 31,
				2023			2022		Interest rate	Redeemable on
January 2013	USD	500	500	Rs.	—		Rs.	37,769.2	5.625%	February 2023
February 2015	GBP	400	400		—			39,715.3	3.875%	March 2023
January 2017	EUR	650	650		58,069.0	*		54,727.3	2.200%	January 2024
October 2017	USD	500	500		40,863.9			37,617.3	4.500%	March 2027
October 2018	EUR	500	500		31,090.9			35,370.2	4.500%	January 2026
November 2019	EUR	500	500		44,568.9			41,981.2	5.875%	November 2024
November 2019	EUR	500	500		45,007.7			42,561.9	6.875%	November 2026
October 2020	USD	700	700		57,153.3			52,552.8	7.750%	October 2025
December 2020	USD	650	650		52,982.4			48,745.8	5.875%	January 2028

July 2021	EUR	500	500		40,807.5			37,567.2	5.500%	July 2029
July 2021	EUR	500	500		44,439.8			41,894.3	4.500%	July 2028
Total				Rs.	414,983.4		Rs.	470,502.5

Long-term debt [Member] | Singapore Stock Exchange [Member]
Statement [line items]
Summary of Debt
The senior notes of Tata Motors Limited and TML Holdings Pte Ltd are listed on the
SGX-ST
market, which is a listed market regulated by the Singapore Stock Exchange. Details of the tranches of the senior notes outstanding at March 31, 2023 are as follows:

Issued on	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions)				Interest rate	Redeemable on
				As at March 31,
				2023		2022
October 2014	USD	250	250	Rs.	20,494.7	Rs.	18,768.6	5.750%	October 2024
June 2021	USD	425	425		34,862.8		31,994.6	4.350%	June 2026
November 2019	USD	300	300		24,592.4		22,739.3	5.875%	May 2025
July 2020	GBP	98	98		9,878.3		9,601.9	4.000%	July 2023
October 2020	USD	300	300		24,659.6		22,612.5	5.500%	June 2024

Total				Rs.	114,487.8	Rs.	105,716.9